RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of nature of the relationships with related parties

Name	Relationship with the Group
Mr. Dong Yu	Chairman, CEO and principal shareholder
Mr. Zhong Jiang	Independent Director
Hubei Film Distribution and Exhibition Co., Ltd. ("Hubei Film Distribution")	Noncontrolling shareholder
Wuhan Lianzhong	Cost method investee
Zhongda Helian	Cost method investee
Ms. Xiang Li	Noncontrolling shareholder
Hunan Xiaoxiang Cineplex Investment Management Co., Ltd. ("Hunan Xiaoxiang")	Noncontrolling shareholder
Film Workshop Co., Ltd. ("Film Workshop")	A company majority-owned by a consultant and a former director
Mr. Xiaojian Xu	Noncontrolling shareholder
Tianjin Nongken Group Real Estate Development Co., Ltd. ("Nongken Real Estate")	Noncontrolling shareholder
Tianjin Nongken Group Culture Investment Co., Ltd. ("Nongken Group")	A company majority-owned by a noncontrolling shareholder

Schedule of balances due from and due to the related parties

	December 31,
	2011	2012
Amounts due from Mr. Dong Yu(i)	116,827	—
Amounts due from affiliates of Cinema Popular(ii)	219,135	343,817
Amounts due from Bona Meitao(iii)	847,121	—

	1,183,083	343,817

(i)
The amounts represent payments of individual income tax on behalf of Mr. Dong Yu and loans to him, which were settled in 2012.

(ii)
The amounts represent the Cinema Popular's receivables from affiliates for operation.

(iii)
The amounts represent distribution receivables from Bona Meitao and loan to Bona Meitao for producing a TV series, which were settled in 2012.

(iv)
All the amounts due from related parties are unsecured and non-interest bearing.

	December 31,
	2011	2012
Amounts due to Hunan Xiaoxiang(i)	238,326	240,766
Amounts due to Zhongda Helian(ii)	285,991	—
Amounts due to Mr. Xiaojian Xu(i)	389,266	393,252
Amounts due to Film Workshop(iii)	406,524	662,293
Amounts due to Hubei Film Distribution(i)	476,652	481,533
Amounts due to Ms. Xiang Li(i)	476,652	481,533
Amounts due to Wuhan Lianzhong(iv)	754,461	762,187
Amounts due to Tianjin Nongken Group Culture Investment Co., Ltd.(v)	—	679,853
Amounts due to Tianjin Nongken Group Real Estate Development Co., Ltd.(vi)	—	2,044,911

	3,027,872	5,746,328

(i)
The amounts represent loans from the noncontrolling shareholders for operations.

(ii)
The amounts represent payables for film marketing and consulting service provided by Zhongda Helian.

(iii)
The amounts represent payables for film production service provided by Film Workshop.

(iv)
The amounts represent payables for film projection equipment purchased from Wuhan Lianzhong.

(v)
The amounts represent payables for rental expenses.

(vi)
The amounts represent payables for loan from Nongken Group.